Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended
	Jan. 31, 2025	Jan. 27, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025
PEO AlphaQuest(TM) Thematic PE ETF
Account Value [Line Items]
Accumulated Value	$ 9,873	$ 10,000	$ 9,566	$ 9,068	$ 8,948	$ 9,124	$ 9,310	$ 8,993	$ 9,348	$ 9,474	$ 9,211	$ 9,486	$ 9,494
Russell 2500 Index TR
Account Value [Line Items]
Accumulated Value	10,014	10,000	9,544	8,946	8,761	9,286	9,714	9,902	10,422	10,588	10,659	10,814	10,823
Russell 3000 Index TR
Account Value [Line Items]
Accumulated Value	$ 10,054	$ 10,000	$ 9,862	$ 9,286	$ 9,224	$ 9,809	$ 10,307	$ 10,534	$ 10,778	$ 11,150	$ 11,389	$ 11,420	$ 11,418